TAX SITUATION	12 Months Ended
Dec. 31, 2024
TAX SITUATION [Abstract]
TAX SITUATION
17	TAX SITUATION

a)	Credicorp is not subject to income tax, wealth tax, capital gains tax or property tax in Bermuda.

Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.

The Peruvian corporate income tax rate as of December 31, 2024, 2023 and 2022 was 29.5 percent of taxable income after calculating workers’ participation, which is determined using a rate of 5.0 percent.
The corporate income tax rate in Bolivia is 25.0 percent as of December 31, 2024, and December 31, 2023. Bolivian financial entities are subject to an additional rate to the extent that the ROE exceeds 6.0 percent; in that case, they must consider an additional rate of 25.0 percent, which would bring the rate to 50.0 percent.

In the case of Chile, the tax legislation changed in 2020, establishing two new regimes currently in force: the general regime and the Pro-Pyme regime, the latter applicable to smaller companies. Credicorp Capital Holding Chile, as well as all its subsidiaries, are taxed under the general regime, whose corporate income tax rate for domiciled legal entities remains at 27.0 percent as of December 31, 2024.
Individuals or legal entities not domiciled in Chile will be subject to an additional tax at rates between 4.0 percent and 35.0 percent, depending on the nature of the income.

In Colombia, the income tax rate has been set at 35.0 percent for the years 2023 and 2024.

For financial entities with a taxable base exceeding 120,000 taxable units (as of December 31, 2024, and 2023, equivalent to a total of S/5.1 million and S/4.4 million, respectively), the income tax rate is 40.0 percent.

Additionally, in the event of receiving occasional profits, listed and established by the National Government in the Tax Statute and which are not subject to income tax, for the year 2024 a differential rate of 15.0 percent must be applied on the net profit and the associated expenses, respectively.
Dividends and participations are subject to a 10.0 percent rate as withholding at source on income, which will be transferable and imputable to the resident individual or investor residing abroad.
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2024		2023		2022
	In millions of soles	%	In millions of soles	%	In millions of soles	%

Theoretical tax and income tax rate in Perú	(2,307.3)	(29.50)	(2,040.9)	(29.50)	(2,022.5)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	(77.2)	(0.99)	52.8	0.77	(75.8)	(1.11)
(ii) Provision tax on dividends	(146.7)	(1.88)	(235.7)	(3.44)	(168.4)	(2.46)
(iii) Non-taxable income, net	329.9	4.22	335.3	4.59	156.2	2.29
Income tax and effective income tax rate	(2,201.3)	(28.15)	(1,888.5)	(27.58)	(2,110.5)	(30.78)

b)	Income tax expense for the years ended December 31, 2024, 2023 and 2022 comprises:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,966,524	1,669,370	1,799,467
In other countries	289,694	295,169	197,971
	2,256,218	1,964,539	1,997,438

Deferred -
In Peru	(23,182)	(28,734)	37,447
In other countries	(31,761)	(47,354)	75,616
	(54,943)	(76,088)	113,063
Total	2,201,275	1,888,451	2,110,501

c)	The following table presents a summary of the Group’s deferred income tax:

	2024	2023
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	949,040	1,023,000
Carry forward tax losses	198,248	152,201
Provision for profit sharing	94,344	70,908
Provision for sundry expenses and risks	60,148	60,103
Provision for pending vacations	37,107	32,420
Unrealized losses due to valuation of investments at fair value through other comprehensive income	21,658	38,476
Depreciation of improvements for leased premises	15,219	20,436
Unrealized loss in valuation on cash flow hedge derivatives	1,055	5,837
Others	70,401	135,511

Deferred liability
Intangibles, net	(101,945)	(176,271)
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(76,059)	(45,016)
Buildings depreciation	(50,556)	(63,839)
Deferred acquisitions costs - DAC	(17,362)	(16,070)
Buildings revaluation	(1,991)	(2,552)
Unrealized gain in valuation on cash flow hedge derivatives	(1,190)	(804)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	853	(3,743)
Others	(28,104)	(48,402)
Total	1,170,866	1,182,195

	2024	2023
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Unrealized losses due to valuation of investments at fair value through other comprehensive income	28,165	8,731
Provision for sundry expenses and risks	23,034	12,395
Carry forward tax losses	19,757	19,757
Provision for profit sharing	14,850	17,897
Deferred income due to commission	4,645	5,274
Others	(39,448)	(16,564)

Deferred liability
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Intangibles, net	(16,953)	(36,569)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(14,739)	(13,846)
Reserve for reinstatement premium costs and deductibles	(11,104)	(10,942)
Deferred acquisitions costs - DAC	(8,277)	(8,186)
Buildings revaluation	(2,990)	(3,296)
Leasing operations related to loans	(2,852)	(3,038)
Others	(13,598)	(39,615)
Total	(59,025)	(107,517)

The Group has recorded a deferred asset corresponding to accumulated tax losses, such losses relate to subsidiaries that have a history of tax loss carryforwards and will be offset against future taxable profits. This benefit cannot be offset against future taxable profits of other Group companies.

d)
The Peruvian Tax Authority has the right to review and, if necessary, request the amend the Tax returns filed by Peruvian subsidiaries up to four years after their filing date. However, this period may be suspended according to the criteria established in the tax legislation. Tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016, 2017, 2021 to 2023
MiBanco, Banco de la Microempresa S.A.	2023
Pacífico Compañía de Seguros y Reaseguros	2019 to 2023
Credicorp Capital Servicios Financieros	2019 to 2023
Credicorp Capital Perú	2019, 2020, 2022 and 2023
Grupo Credito	2020 to 2023

It is worth mentioning that the Tax Authority is auditing the tax return of:

Banco de Crédito del Perú S.A.	2020
MiBanco, Banco de la Microempresa S.A.	2022
Credicorp Capital Perú	2021

The Tax Authorities of Bolivia and Colombia have the power to review and, if applicable, to make a new Income Tax assessment of Credicorp’s subsidiaries located in such countries, which also regulate the terms for the review after the filing of the Income Tax returns. Additionally, in the case of Colombia, a 6-year term was established for taxpayers obliged to apply the rules on Transfer Pricing or taxpayers who declare tax losses. The annual tax returns pending review by the foreign tax authorities are as follows:
Banco de Crédito de Bolivia	2017 to 2023
Credicorp Capital Colombia	2019, 2020, 2021 and 2023
MiBanco Colombia	2019 to 2023
Credicorp Capital Fiduciaria	2019 to 2023

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2024 and 2023.

e)	International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12 The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules and include:

(i)	A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and

(ii)
Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

These modifications to IAS 12 came into force on January 1, 2023, and did not have an impact on the Group’s consolidated financial statements, since Pillar Two rules were not enacted in jurisdictions that the Group operates in.

Pillar Two rules related to Corporate Income Tax Act in Bermuda is effective starting January 1, 2025. At the date of these financial statements, the Group continues to follow Pillar Two legislative developments, as further countries enact the Pillar Two model rules, to evaluate the potential future impact on its consolidated results of operations, financial position and cash flows.

f)
From 2026, the tax authority will provide taxpayers with a rating of their tax profile, determined in accordance with the rules in force. This rating will not have a direct impact on the assessment of taxes.